Shareholder Fees - Institutional - Vanguard Mortgage-Backed Securities Index Fund - Institutional Shares	Dec. 22, 2020
Shareholder Fees:
Sales Charge (Load) Imposed on Purchases	none
Purchase Fee	none
Sales Charge (Load) Imposed on Reinvested Dividends	none
Redemption Fee	none